SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
         Polaris Select Investor Variable Annuity dated November 10, 2014

                        VARIABLE ANNUITY ACCOUNT ONE
                          ICAP II Variable Annuity

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         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
         Polaris Select Investor Variable Annuity dated November 10, 2014

                      FS VARIABLE ANNUITY ACCOUNT ONE
                          ICAP II Variable Annuity

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Effective on or about January 12, 2015, the Anchor Series Trust "Multi-Asset
Portfolio" changed its name to "SA BlackRock Multi-Asset Income Portfolio," and its investment manager changed from "Wellington Management Company LLP" to "BlackRock Investment Management, LLC." Accordingly, all references in the prospectus to the "Multi-Asset Portfolio" and to its manager, "Wellington Management Company LLP," are respectively replaced with the "SA BlackRock Multi-Asset Income Portfolio" and "BlackRock Investment Management, LLC."

Underlying Fund:        Managed by:                             Trust   Asset Class
----------------        -----------                             -----   -----------
SA BlackRock            BlackRock Investment Management, LLC    AST     Asset Allocation
Multi-Asset Income


Dated:  January 12, 2015

               Please keep this Supplement with your Prospectus